Insurance services - Summary of Information About the Direct and Assumed Liability for Future Policy Benefits (Detail) ₨ in Millions, $ in Millions	9 Months Ended	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 USD ($)
Present value of expected net premium
Beginning balance	₨ 296,106.5	₨ 389,573.3	$ 4,560.1
Beginning balance	296,106.5	390,691.8	4,573.2
Effect of changes in cash flow assumptions	5,012.0	(2,382.8)		$ (27.9)
Effect of actuarial variances from expected experience	13,765.7	(3,751.9)		(43.9)
Adjusted Balance	314,884.2	384,557.1		4,501.4
Issuances	197,150.9	288,766.6	3,380.2
Interest accrual	24,832.6	43,984.0	514.9
Net premium collected	(146,175.9)	(207,532.5)	(2,429.3)
Ending balance	390,691.8	509,775.2	5,967.2
Effect of changes in discount rate assumptions	(1,118.5)	4,705.8		55.1
Ending balance	389,573.3	514,481.0	6,022.3
Present value of Expected Future Policy Benefits
Beginning balance	1,654,247.7	1,913,936.5	22,403.6
Beginning balance	1,654,247.7	1,879,922.8	22,005.4
Effect of changes in cash flow assumptions	11,415.8	(2,955.3)		(34.6)
Effect of actuarial variances from expected experience	11,032.8	(5,376.3)		(62.9)
Adjusted Balance	1,676,696.3	1,871,591.2		21,907.9
Issuances	197,041.6	288,575.8	3,377.9
Interest accrual	104,865.4	159,631.8	1,868.6
Benefits Payments	(98,680.5)	(131,283.5)	(1,536.7)
Ending balance	1,879,922.8	2,188,515.3	25,617.6
Effect of changes in discount rate assumptions	34,013.7	102,318.0		1,197.7
Ending balance	1,913,936.5	2,290,833.3	$ 26,815.3
Present value of expected claims expenses	998.6	1,284.9		15.0
Net liability for future policy benefits	1,525,361.8	1,777,637.2		20,808.0
Deferred Profit Liability	113,119.6	272,614.0		3,191.1
Other global reserves	32,902.7	37,352.6		437.2
Total liability for future policy benefits and DPL for March 31	1,671,384.1	2,087,603.8		24,436.3
Less: Reinsurance recoverable	105,592.6	104,199.1		1,219.7
Net liability for future policy benefits, net of reinsurance	1,565,791.5	1,983,404.7		23,216.6
Undiscounted- Expected future benefit payments	6,308,350.2	7,096,963.9		83,073.4
Discounted- Expected future benefit payments (at current discount rate at balance sheet date)	1,913,936.5	2,290,833.3		26,815.3
Undiscounted-Expected future gross premiums	1,453,898.8	1,585,752.6		18,562.0
Discounted-Expected future gross premiums	1,102,691.6	₨ 1,211,646.0		$ 14,182.9
Weighted-average duration of the liability		9 years 2 months 4 days		9 years 2 months 4 days
Weighted-average interest accretion (original locked-in) rate		7.70%		7.70%
Weighted-average current discount rate at balance sheet date		7.00%		7.00%
Non Par Protection [Member]
Present value of expected net premium
Beginning balance	40,899.8	₨ 58,562.2
Beginning balance	40,899.8	58,388.2
Effect of changes in cash flow assumptions	4,429.1	11,055.5
Effect of actuarial variances from expected experience	(1,277.3)	(2,165.2)
Adjusted Balance	44,051.6	67,278.5
Issuances	18,075.3	30,918.5
Interest accrual	3,343.2	6,994.8
Net premium collected	(7,081.9)	(13,669.6)
Ending balance	58,388.2	91,522.2
Effect of changes in discount rate assumptions	174.0	1,993.5
Ending balance	58,562.2	93,515.7
Present value of Expected Future Policy Benefits
Beginning balance	180,285.0	216,689.5
Beginning balance	180,285.0	210,473.8
Effect of changes in cash flow assumptions	7,429.2	9,381.8
Effect of actuarial variances from expected experience	(1,526.0)	(2,309.1)
Adjusted Balance	186,188.2	217,546.5
Issuances	18,051.0	30,874.5
Interest accrual	11,529.5	18,482.6
Benefits Payments	(5,294.9)	(8,552.7)
Ending balance	210,473.8	258,350.9
Effect of changes in discount rate assumptions	6,215.7	15,775.0
Ending balance	216,689.5	274,125.9
Present value of expected claims expenses	242.0	324.4
Net liability for future policy benefits	158,369.3	180,934.6
Deferred Profit Liability	6,568.5	14,053.0
Other global reserves	1,711.4	2,575.2
Total liability for future policy benefits and DPL for March 31	166,649.2	197,562.8
Less: Reinsurance recoverable	83,420.6	84,794.7
Net liability for future policy benefits, net of reinsurance	83,228.6	112,768.1
Undiscounted- Expected future benefit payments	1,120,561.7	1,357,592.1
Discounted- Expected future benefit payments (at current discount rate at balance sheet date)	216,689.5	274,125.9
Undiscounted-Expected future gross premiums	296,828.1	350,474.6
Discounted-Expected future gross premiums	₨ 172,175.3	₨ 205,841.6
Weighted-average duration of the liability	13 years 6 months	13 years 7 months 6 days		13 years 7 months 6 days
Weighted-average interest accretion (original locked-in) rate	7.69%	7.70%		7.70%
Weighted-average current discount rate at balance sheet date	7.40%	7.00%		7.00%
Non Par Riders [Member]
Present value of expected net premium
Beginning balance	₨ 429.3	₨ 1,146.5
Beginning balance	429.3	1,149.1
Effect of changes in cash flow assumptions	0.0	0.0
Effect of actuarial variances from expected experience	15.6	(307.1)
Adjusted Balance	444.9	842.0
Issuances	891.5	1,126.3
Interest accrual	69.4	137.7
Net premium collected	(256.7)	(427.8)
Ending balance	1,149.1	1,678.2
Effect of changes in discount rate assumptions	(2.6)	17.0
Ending balance	1,146.5	1,695.2
Present value of Expected Future Policy Benefits
Beginning balance	413.9	1,308.4
Beginning balance	413.9	1,303.7
Effect of changes in cash flow assumptions	0.0	0.0
Effect of actuarial variances from expected experience	15.9	(372.2)
Adjusted Balance	429.8	931.5
Issuances	882.1	1,111.9
Interest accrual	73.3	150.4
Benefits Payments	(81.5)	(229.2)
Ending balance	1,303.7	1,964.6
Effect of changes in discount rate assumptions	4.7	41.9
Ending balance	1,308.4	2,006.5
Present value of expected claims expenses	26.8	43.0
Net liability for future policy benefits	188.7	354.3
Deferred Profit Liability	18.3	59.0
Other global reserves	0.0	(323.6)
Total liability for future policy benefits and DPL for March 31	207.0	89.7
Less: Reinsurance recoverable	28.0	69.9
Net liability for future policy benefits, net of reinsurance	179.0	159.6
Undiscounted- Expected future benefit payments	2,580.3	3,683.8
Discounted- Expected future benefit payments (at current discount rate at balance sheet date)	1,308.4	2,006.5
Undiscounted-Expected future gross premiums	3,359.9	6,702.3
Discounted-Expected future gross premiums	₨ 2,461.1	₨ 5,043.1
Weighted-average duration of the liability	10 years 6 months 25 days	9 years 8 months 12 days		9 years 8 months 12 days
Weighted-average interest accretion (original locked-in) rate	7.69%	7.80%		7.80%
Weighted-average current discount rate at balance sheet date	7.40%	7.10%		7.10%
Non Par Savings [Member]
Present value of expected net premium
Beginning balance	₨ 251,372.4	₨ 292,140.3
Beginning balance	251,372.4	293,322.3
Effect of changes in cash flow assumptions	(42.8)	(7,969.2)
Effect of actuarial variances from expected experience	2,649.0	2,724.7
Adjusted Balance	253,978.6	288,077.8
Issuances	93,550.6	141,305.7
Interest accrual	17,926.3	29,187.9
Net premium collected	(72,133.2)	(103,906.6)
Ending balance	293,322.3	354,664.8
Effect of changes in discount rate assumptions	(1,182.0)	2,272.7
Ending balance	292,140.3	356,937.5
Present value of Expected Future Policy Benefits
Beginning balance	658,883.0	810,691.9
Beginning balance	658,883.0	792,701.7
Effect of changes in cash flow assumptions	3,429.0	(8,475.8)
Effect of actuarial variances from expected experience	2,653.6	3,149.9
Adjusted Balance	664,965.6	787,375.8
Issuances	93,520.0	141,235.0
Interest accrual	43,134.7	69,530.5
Benefits Payments	(8,918.6)	(24,293.2)
Ending balance	792,701.7	973,848.1
Effect of changes in discount rate assumptions	17,990.2	54,366.2
Ending balance	810,691.9	1,028,214.3
Present value of expected claims expenses	142.2	224.8
Net liability for future policy benefits	518,693.8	671,501.6
Deferred Profit Liability	29,891.5	66,070.8
Other global reserves	2,601.0	3,197.1
Total liability for future policy benefits and DPL for March 31	551,186.3	740,769.5
Less: Reinsurance recoverable	17.4	38.1
Net liability for future policy benefits, net of reinsurance	551,203.7	740,731.4
Undiscounted- Expected future benefit payments	2,875,101.5	3,307,089.8
Discounted- Expected future benefit payments (at current discount rate at balance sheet date)	810,691.9	1,028,214.3
Undiscounted-Expected future gross premiums	611,779.3	696,236.3
Discounted-Expected future gross premiums	₨ 489,752.0	₨ 564,231.6
Weighted-average duration of the liability	10 years 4 months 20 days	10 years 1 month 6 days		10 years 1 month 6 days
Weighted-average interest accretion (original locked-in) rate	7.69%	7.70%		7.70%
Weighted-average current discount rate at balance sheet date	7.42%	7.10%		7.10%
Non Par Pension [Member]
Present value of expected net premium
Beginning balance	₨ 97.1	₨ 1,571.2
Beginning balance	97.1	1,577.5
Effect of changes in cash flow assumptions	0.3	(48.7)
Effect of actuarial variances from expected experience	0.8	108.9
Adjusted Balance	98.2	1,637.7
Issuances	1,918.4	1,952.9
Interest accrual	98.4	247.7
Net premium collected	(537.5)	(884.6)
Ending balance	1,577.5	2,953.7
Effect of changes in discount rate assumptions	(6.3)	19.6
Ending balance	1,571.2	2,973.3
Present value of Expected Future Policy Benefits
Beginning balance	13,185.7	13,191.0
Beginning balance	13,185.7	13,219.9
Effect of changes in cash flow assumptions	35.1	79.3
Effect of actuarial variances from expected experience	(187.0)	110.8
Adjusted Balance	13,033.8	13,410.0
Issuances	1,918.4	1,952.4
Interest accrual	798.0	1,098.8
Benefits Payments	(2,530.3)	(1,973.8)
Ending balance	13,219.9	14,487.4
Effect of changes in discount rate assumptions	(28.9)	233.2
Ending balance	13,191.0	14,720.6
Present value of expected claims expenses	2.8	2.9
Net liability for future policy benefits	11,622.6	11,750.2
Deferred Profit Liability	175.2	394.3
Other global reserves	5,811.7	5,842.1
Total liability for future policy benefits and DPL for March 31	17,609.5	17,986.6
Less: Reinsurance recoverable	0.0	0.0
Net liability for future policy benefits, net of reinsurance	17,609.5	17,986.6
Undiscounted- Expected future benefit payments	19,433.2	22,662.1
Discounted- Expected future benefit payments (at current discount rate at balance sheet date)	13,191.0	14,720.6
Undiscounted-Expected future gross premiums	3,502.2	5,904.9
Discounted-Expected future gross premiums	₨ 2,869.1	₨ 4,830.4
Weighted-average duration of the liability	4 years 3 months	5 years 1 month 6 days		5 years 1 month 6 days
Weighted-average interest accretion (original locked-in) rate	7.69%	7.70%		7.70%
Weighted-average current discount rate at balance sheet date	7.66%	7.10%		7.10%
Individual Annuity [Member]
Present value of expected net premium
Beginning balance	₨ 2,472.3	₨ 8,156.7
Beginning balance	2,472.3	8,152.4
Effect of changes in cash flow assumptions	6.4	(100.7)
Effect of actuarial variances from expected experience	395.8	(508.6)
Adjusted Balance	2,874.5	7,543.1
Issuances	36,417.8	48,569.1
Interest accrual	1,272.8	2,602.7
Net premium collected	(32,412.7)	(44,659.6)
Ending balance	8,152.4	14,055.3
Effect of changes in discount rate assumptions	4.3	73.4
Ending balance	8,156.7	14,128.7
Present value of Expected Future Policy Benefits
Beginning balance	212,888.9	257,132.1
Beginning balance	212,888.9	250,732.6
Effect of changes in cash flow assumptions	75.7	224.4
Effect of actuarial variances from expected experience	(136.9)	(1,014.0)
Adjusted Balance	212,827.7	249,943.0
Issuances	36,417.8	48,565.1
Interest accrual	14,141.1	22,540.7
Benefits Payments	(12,654.0)	(19,822.6)
Ending balance	250,732.6	301,226.2
Effect of changes in discount rate assumptions	6,399.5	14,370.5
Ending balance	257,132.1	315,596.7
Present value of expected claims expenses	32.9	37.7
Net liability for future policy benefits	249,008.3	301,505.7
Deferred Profit Liability	6,543.2	16,012.0
Other global reserves	307.2	2,242.7
Total liability for future policy benefits and DPL for March 31	255,858.7	319,760.4
Less: Reinsurance recoverable	0.0	0.0
Net liability for future policy benefits, net of reinsurance	255,858.7	319,760.4
Undiscounted- Expected future benefit payments	864,912.6	899,460.7
Discounted- Expected future benefit payments (at current discount rate at balance sheet date)	257,132.1	315,596.7
Undiscounted-Expected future gross premiums	21,253.0	27,679.8
Discounted-Expected future gross premiums	₨ 18,427.5	₨ 24,273.8
Weighted-average duration of the liability	10 years 3 months 18 days	9 years 6 months		9 years 6 months
Weighted-average interest accretion (original locked-in) rate	7.69%	7.70%		7.70%
Weighted-average current discount rate at balance sheet date	7.42%	7.00%		7.00%
Individual Health [Member]
Present value of expected net premium
Beginning balance	₨ 791.6	₨ 740.6
Beginning balance	791.6	742.4
Effect of changes in cash flow assumptions	0.0	0.0
Effect of actuarial variances from expected experience	43.6	(331.1)
Adjusted Balance	835.2	411.3
Issuances	33.8	29.3
Interest accrual	44.5	29.0
Net premium collected	(171.1)	(112.2)
Ending balance	742.4	357.4
Effect of changes in discount rate assumptions	(1.8)	3.9
Ending balance	740.6	361.3
Present value of Expected Future Policy Benefits
Beginning balance	1,088.2	1,091.4
Beginning balance	1,088.2	1,091.3
Effect of changes in cash flow assumptions	0.0	0.0
Effect of actuarial variances from expected experience	43.7	(411.6)
Adjusted Balance	1,131.9	679.7
Issuances	33.8	29.2
Interest accrual	63.1	47.2
Benefits Payments	(137.5)	(181.9)
Ending balance	1,091.3	574.2
Effect of changes in discount rate assumptions	0.1	10.8
Ending balance	1,091.4	585.0
Present value of expected claims expenses	0.1	0.1
Net liability for future policy benefits	350.9	223.8
Deferred Profit Liability	0.0	0.2
Other global reserves	59.5	51.4
Total liability for future policy benefits and DPL for March 31	410.4	275.4
Less: Reinsurance recoverable	125.2	20.0
Net liability for future policy benefits, net of reinsurance	285.2	295.4
Undiscounted- Expected future benefit payments	1,758.2	908.7
Discounted- Expected future benefit payments (at current discount rate at balance sheet date)	1,091.4	585.0
Undiscounted-Expected future gross premiums	1,769.6	1,639.8
Discounted-Expected future gross premiums	₨ 1,289.9	₨ 1,214.1
Weighted-average duration of the liability	5 years 11 months 15 days	5 years 9 months 18 days		5 years 9 months 18 days
Weighted-average interest accretion (original locked-in) rate	7.69%	7.70%		7.70%
Weighted-average current discount rate at balance sheet date	7.50%	7.00%		7.00%
Par Life [Member]
Present value of expected net premium
Beginning balance	₨ 44.0	₨ 25,635.6
Beginning balance	44.0	25,732.8
Effect of changes in cash flow assumptions	619.0	(6,439.3)
Effect of actuarial variances from expected experience	2,640.7	1,137.5
Adjusted Balance	3,303.7	20,431.0
Issuances	27,308.5	29,265.9
Interest accrual	1,539.5	3,450.6
Net premium collected	(6,418.9)	(11,255.6)
Ending balance	25,732.8	41,891.9
Effect of changes in discount rate assumptions	(97.2)	344.1
Ending balance	25,635.6	42,236.0
Present value of Expected Future Policy Benefits
Beginning balance	504,494.2	519,920.1
Beginning balance	504,494.2	516,261.8
Effect of changes in cash flow assumptions	(1,377.7)	(5,378.3)
Effect of actuarial variances from expected experience	2,250.6	1,701.0
Adjusted Balance	505,367.1	512,584.5
Issuances	27,264.0	29,209.7
Interest accrual	29,361.4	39,452.0
Benefits Payments	(45,730.7)	(42,483.7)
Ending balance	516,261.8	538,762.5
Effect of changes in discount rate assumptions	3,658.3	16,604.5
Ending balance	519,920.1	555,367.0
Present value of expected claims expenses	547.5	647.3
Net liability for future policy benefits	494,832.0	513,778.3
Deferred Profit Liability	63,225.0	136,074.4
Other global reserves	3,019.4	4,320.6
Total liability for future policy benefits and DPL for March 31	561,076.4	654,173.3
Less: Reinsurance recoverable	18,249.9	14,114.1
Net liability for future policy benefits, net of reinsurance	542,826.5	640,059.2
Undiscounted- Expected future benefit payments	1,302,045.2	1,375,202.6
Discounted- Expected future benefit payments (at current discount rate at balance sheet date)	519,920.1	555,367.0
Undiscounted-Expected future gross premiums	507,662.9	487,422.0
Discounted-Expected future gross premiums	₨ 409,535.4	₨ 398,173.3
Weighted-average duration of the liability	8 years 4 months 20 days	8 years 9 months 18 days		8 years 9 months 18 days
Weighted-average interest accretion (original locked-in) rate	7.69%	7.70%		7.70%
Weighted-average current discount rate at balance sheet date	7.48%	7.00%		7.00%
Par Pension [Member]
Present value of expected net premium
Beginning balance	₨ 0.0	₨ 1,613.3
Beginning balance	0.0	1,620.3
Effect of changes in cash flow assumptions	0.0	1,103.9
Effect of actuarial variances from expected experience	(0.7)	145.3
Adjusted Balance	(0.7)	2,869.5
Issuances	2,081.3	2,824.1
Interest accrual	102.3	376.8
Net premium collected	(562.6)	(1,645.4)
Ending balance	1,620.3	4,425.0
Effect of changes in discount rate assumptions	(7.0)	22.1
Ending balance	1,613.3	4,447.1
Present value of Expected Future Policy Benefits
Beginning balance	16,744.8	17,757.6
Beginning balance	16,744.8	17,795.1
Effect of changes in cash flow assumptions	326.1	525.1
Effect of actuarial variances from expected experience	539.3	201.6
Adjusted Balance	17,610.2	18,521.8
Issuances	2,080.8	2,823.3
Interest accrual	1,063.9	1,517.1
Benefits Payments	(2,959.8)	(3,337.9)
Ending balance	17,795.1	19,524.3
Effect of changes in discount rate assumptions	(37.5)	277.0
Ending balance	17,757.6	19,801.3
Present value of expected claims expenses	4.3	4.7
Net liability for future policy benefits	16,148.6	15,358.9
Deferred Profit Liability	95.9	388.8
Other global reserves	49.6	130.3
Total liability for future policy benefits and DPL for March 31	16,294.1	15,878.0
Less: Reinsurance recoverable	0.0	0.0
Net liability for future policy benefits, net of reinsurance	16,294.1	15,878.0
Undiscounted- Expected future benefit payments	25,927.9	28,880.6
Discounted- Expected future benefit payments (at current discount rate at balance sheet date)	17,757.6	19,801.3
Undiscounted-Expected future gross premiums	7,523.1	9,472.3
Discounted-Expected future gross premiums	₨ 6,057.0	₨ 7,912.5
Weighted-average duration of the liability	4 years 21 days	4 years 4 months 24 days		4 years 4 months 24 days
Weighted-average interest accretion (original locked-in) rate	7.69%	7.70%		7.70%
Weighted-average current discount rate at balance sheet date	7.66%	7.20%		7.20%
Group Non par Life [Member]
Present value of expected net premium
Beginning balance	₨ 0.0	₨ 6.9
Beginning balance	0.0	6.8
Effect of changes in cash flow assumptions	0.0	15.7
Effect of actuarial variances from expected experience	9,298.2	(4,556.3)
Adjusted Balance	9,298.2	(4,533.8)
Issuances	16,873.7	32,774.8
Interest accrual	436.2	956.8
Net premium collected	(26,601.3)	(30,971.1)
Ending balance	6.8	1,773.3
Effect of changes in discount rate assumptions	0.1	(40.5)
Ending balance	6.9	1,813.8
Present value of Expected Future Policy Benefits
Beginning balance	66,264.0	76,154.5
Beginning balance	66,264.0	76,342.9
Effect of changes in cash flow assumptions	1,498.4	688.2
Effect of actuarial variances from expected experience	7,379.6	(6,432.7)
Adjusted Balance	75,142.0	70,598.4
Issuances	16,873.7	32,774.7
Interest accrual	4,700.4	6,812.5
Benefits Payments	(20,373.2)	(30,408.5)
Ending balance	76,342.9	79,777.1
Effect of changes in discount rate assumptions	(188.4)	638.9
Ending balance	76,154.5	80,416.0
Present value of expected claims expenses	0.0	0.0
Net liability for future policy benefits	76,147.6	82,229.8
Deferred Profit Liability	6,602.0	39,561.5
Other global reserves	19,342.9	19,316.8
Total liability for future policy benefits and DPL for March 31	102,092.5	141,108.1
Less: Reinsurance recoverable	3,786.3	5,342.1
Net liability for future policy benefits, net of reinsurance	98,306.2	135,766.0
Undiscounted- Expected future benefit payments	96,029.6	101,483.5
Discounted- Expected future benefit payments (at current discount rate at balance sheet date)	76,154.5	80,416.0
Undiscounted-Expected future gross premiums	220.7	220.6
Discounted-Expected future gross premiums	₨ 124.3	₨ 125.6
Weighted-average duration of the liability	3 years 2 months 23 days	3 years 6 months		3 years 6 months
Weighted-average interest accretion (original locked-in) rate	7.69%	7.80%		7.80%
Weighted-average current discount rate at balance sheet date	7.68%	7.30%		7.30%